Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended									3 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Aug. 14, 2012	Feb. 29, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 27, 2012	Sep. 06, 2012	Sep. 30, 2011	Dec. 31, 2009	Jan. 31, 2008	Jan. 22, 2007	Mar. 31, 2013 Consulting and advisory agreement	Mar. 31, 2012 Consulting and advisory agreement	Mar. 31, 2013 John Pappajohn	Dec. 31, 2012 John Pappajohn	Oct. 22, 2012 John Pappajohn	Mar. 31, 2013 John Pappajohn Guarantees	Dec. 31, 2012 John Pappajohn Guarantees	Sep. 15, 2010 Dr. Chaganti	Mar. 31, 2013 Dr. Chaganti	Mar. 31, 2012 Dr. Chaganti	Dec. 31, 2012 Dr. Chaganti	Dec. 31, 2011 Dr. Chaganti	Dec. 31, 2010 Dr. Chaganti	Feb. 29, 2012 Dr. Pecora	Aug. 15, 2010 Dr. Pecora	Mar. 31, 2013 Dr. Pecora	Mar. 31, 2012 Dr. Pecora	Dec. 31, 2011 Dr. Pecora Paid in Cash	Dec. 31, 2010 Dr. Pecora Paid in Cash	Dec. 31, 2012 Dr. Pecora Expensed under Stock Option Plan	Dec. 31, 2011 Dr. Pecora Expensed under Stock Option Plan	Dec. 31, 2010 Dr. Pecora Expensed under Stock Option Plan	Aug. 31, 2010 Equity Dynamics, Inc.	Mar. 31, 2013 Equity Dynamics, Inc.	Mar. 31, 2012 Equity Dynamics, Inc.	Dec. 31, 2012 Equity Dynamics, Inc.	Dec. 27, 2006 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2010 Chief Executive Officer	Feb. 29, 2012 NNJCA	Oct. 15, 2012 Dr. Pecora and NNJCA	Mar. 31, 2011 Mr. Thompson	Jul. 01, 2010 Edmund Cannon	Dec. 31, 2011 Edmund Cannon	Dec. 31, 2010 Edmund Cannon	Dec. 31, 2010 Dr. Houldsworth	Jan. 10, 2010 Dr. Houldsworth	Sep. 23, 2010 TSG Partners, LLC ("TSG")	Dec. 31, 2012 TSG Partners, LLC ("TSG")	Dec. 31, 2011 TSG Partners, LLC ("TSG")	Dec. 31, 2010 TSG Partners, LLC ("TSG")	Sep. 23, 2010 TSG Partners, LLC ("TSG") Maximum	Sep. 23, 2010 TSG Partners, LLC ("TSG") Payable in Cash	Sep. 23, 2010 TSG Partners, LLC ("TSG") Payable in Warrants
Related Party Transaction [Line Items]
Warrant to purchase common stock, issued				70,598			65,328	70,598	228,288		3,546	8,865			202,630	196,159	10,157	1,051,506	1,051,506
Common stock warrants outstanding			1,111,588	1,102,176	888,739	745,732				607,238								327,392
Warrants adjusted in conjunction with IPO															436,080			585,645
Warrants outstanding per share															$ 15.00			$ 15.00
Additional amount of loan received															$ 6,750,000	$ 6,750,000										$ 500,000																	$ 1,500,000
Notes issued to related party																					100,000		100,000																40,000											55,000
Interest rate due to related party																					8.50%		8.50%																8.50%											5.50%
Interest expenses on notes issued to related party																					2,100	2,100	8,400	8,400	8,416															0	0	1,407							970
Stock options issued to purchase shares of common stock													60,000															20,000
Common stock price													$ 25.00															$ 25.00
Common stock, vesting period													2 years															2 years
Consulting and advisory agreement expenses under stock option plan													27,350	132,500														0	58,440
Consulting agreement period																											2 years
Agreement with related party, fee																				5,000							5,000								10,000											2,000					60,000					45,000	15,000
Agreement with related party, expenses																														45,000	20,000	142,740	235,560	27,200		30,000	30,000	120,000									4,000	4,000							5,000
Due to related party																																				169,596		132,679
Debt and warrant restructuring charge				(1,862,012)												(2,319,512)
Payment of related party debt																																								120,000									55,000
Interest accrued on notes issued to related party																																								0	0
Compensation for strategic consulting services																																																				0	0	97,575
Cash payments to related parties																																																						22,500
Stock option issued to related party			80,000	80,000																60,000							20,000
Stock option issued to related party, price per share				$ 33.80	$ 26.73	$ 14.35														$ 25.00							$ 25.00
Agreement with related party, description of required payment																				In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.
Agreement with related party, one-time payment required																				50,000
Agreement with related party, percentage of net revenues required to be paid																				1.00%
Warrants issued	4,706	28,235																																											4,000
Fair value of warrants at the date of issue				144,000					6,415,000			12,854					298,000																												69,000
Number of warrants agreed to be surrendered				193,176																																								37,646
Increase the pre-payment penalties																																												$ 130,000